CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT) ¥ in Thousands, $ in Thousands	USD ($) shares	CNY (¥) shares	Ordinary shares [Member] USD ($)	Ordinary shares [Member] CNY (¥)	Additional paid-in capital [Member] USD ($)	Additional paid-in capital [Member] CNY (¥)	Treasury shares [Member] USD ($)	Treasury shares [Member] CNY (¥)	Accumulated other comprehensive income (loss) [Member] USD ($)	Accumulated other comprehensive income (loss) [Member] CNY (¥)	Accumulated deficit [Member] USD ($)	Accumulated deficit [Member] CNY (¥)	Noncontrolling interests [Member] USD ($)	Noncontrolling interests [Member] CNY (¥)	Class A Ordinary shares [Member] shares	Class A Ordinary shares [Member] Ordinary shares [Member] shares	Class B Ordinary shares [Member] shares	Class B Ordinary shares [Member] Ordinary shares [Member] shares
Balance at Dec. 31, 2012		¥ (2,620)		¥ 84		¥ 255,781				¥ 15,988		¥ (274,473)
Balance, shares at Dec. 31, 2012 | shares																		228,768,220
Net income (loss) for the year		106,054										¥ 106,054
Other comprehensive income (loss)
Foreign currency translation gain (loss)		(5,496)								¥ (5,496)
Issuance of ordinary shares from private placement		91,994		¥ 3		¥ 91,991
Issuance of ordinary shares from private placement, shares | shares																		11,538,462
Issuance of ordinary shares from exercise of share options		3,263		1		3,262
Issuance of ordinary shares from exercise of share options, shares | shares																		2,660,000
Issuance of ordinary shares from conversion of convertible note	$ 25,000	153,325		6		153,319
Issuance of ordinary shares from conversion of convertible note, shares | shares																		19,230,769
Issuance of ordinary shares		455,339		¥ 20		455,319
Issuance of ordinary shares, shares | shares																66,539,000
Share-based compensation		7,561				7,561
Balance at Dec. 31, 2013		809,420		¥ 114		¥ 967,233				¥ 10,492		¥ (168,419)
Balance, shares at Dec. 31, 2013 | shares																66,539,000		262,197,451
Net income (loss) for the year		157,049										¥ 157,049
Other comprehensive income (loss)
Foreign currency translation gain (loss)		¥ 12,145								¥ 12,145
Conversion of Class B to Class A ordinary shares
Conversion of Class B to Class A ordinary shares, shares | shares																165,562,922		(165,562,922)
Issuance of ordinary shares from exercise of share options		¥ 49,086		¥ 7		¥ 49,079
Issuance of ordinary shares from exercise of share options, shares | shares	22,742,660	22,742,660														22,742,660
Share-based compensation		¥ 89,922				89,922
Balance at Dec. 31, 2014		1,117,622		¥ 121		¥ 1,106,234				¥ 22,637		¥ (11,370)
Balance, shares at Dec. 31, 2014 | shares																254,844,582		96,634,529
Acquisition of VIE		(96)										(96)
Acquisition of shares of consolidated subsidiaries | $	$ 98,785												$ 98,785
Net income (loss) for the year	(50,049)	(324,209)										¥ (323,897)		¥ (312)
Other comprehensive income (loss)
Foreign currency translation gain (loss)	$ 10,320	66,851								¥ 66,851
Issuance of ordinary shares from private placement		¥ 739,109		¥ 20		¥ 739,089
Issuance of ordinary shares from private placement, shares | shares															63,500,500
Conversion of Class B to Class A ordinary shares
Conversion of Class B to Class A ordinary shares, shares | shares																11,635,370		(11,635,370)
Issuance of ordinary shares from exercise of share options		¥ 18,419		¥ 1		¥ 18,418
Issuance of ordinary shares from exercise of share options, shares | shares	5,274,480	5,274,480														5,274,480
Issuance of ordinary shares, shares | shares															5,274,480
Repurchase of ordinary shares		¥ (8,773)						¥ (8,773)
Repurchase of ordinary shares, shares | shares															(1,220,000)
Share-based compensation		158,628				¥ 158,628
Balance at Dec. 31, 2015	$ 288,114	¥ 1,866,336	$ 22	¥ 142	$ 312,200	¥ 2,022,369	$ (1,354)	¥ (8,773)	$ 13,815	¥ 89,488	$ (51,771)	¥ (335,363)	$ 15,202	¥ 98,473
Balance, shares at Dec. 31, 2015 | shares																334,034,932		84,999,159